Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2005 Fund

June 30, 2020

Z05-QTLY-0820
1.9884230.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	144	$2,588
Fidelity Series Commodity Strategy Fund (a)	770	2,957
Fidelity Series Large Cap Growth Index Fund (a)	140	1,763
Fidelity Series Large Cap Stock Fund (a)	127	1,793
Fidelity Series Large Cap Value Index Fund (a)	308	3,386
Fidelity Series Small Cap Opportunities Fund (a)	71	867
Fidelity Series Value Discovery Fund (a)	104	1,212
TOTAL DOMESTIC EQUITY FUNDS
(Cost $14,959)		14,566

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	77	736
Fidelity Series Emerging Markets Fund (a)	104	890
Fidelity Series Emerging Markets Opportunities Fund (a)	419	8,035
Fidelity Series International Growth Fund (a)	117	1,998
Fidelity Series International Index Fund (a)	86	820
Fidelity Series International Small Cap Fund (a)	41	652
Fidelity Series International Value Fund (a)	238	1,998
Fidelity Series Overseas Fund (a)	193	1,991
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $16,720)		17,120

Bond Funds - 51.7%
Fidelity Series Corporate Bond Fund (a)	856	9,539
Fidelity Series Emerging Markets Debt Fund (a)	86	773
Fidelity Series Floating Rate High Income Fund (a)	19	161
Fidelity Series Government Bond Index Fund (a)	1,019	11,486
Fidelity Series High Income Fund (a)	93	821
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,228	12,834
Fidelity Series International Credit Fund (a)	6	61
Fidelity Series Investment Grade Bond Fund (a)	1,053	12,778
Fidelity Series Investment Grade Securitized Fund (a)	825	8,758
Fidelity Series Long-Term Treasury Bond Index Fund (a)	257	2,673
Fidelity Series Real Estate Income Fund (a)	50	485
TOTAL BOND FUNDS
(Cost $57,194)		60,369

Short-Term Funds - 21.2%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	3,810	3,810
Fidelity Series Short-Term Credit Fund (a)	469	4,792
Fidelity Series Treasury Bill Index Fund (a)	1,610	16,112
TOTAL SHORT-TERM FUNDS
(Cost $24,593)		24,714
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,466)		116,769
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,769

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,723	$422	$252	$--	$5	$690	$2,588
Fidelity Series Canada Fund	721	64	163	--	(34)	148	736
Fidelity Series Commodity Strategy Fund	3,707	14	905	--	(249)	390	2,957
Fidelity Series Corporate Bond Fund	7,918	991	156	70	(9)	795	9,539
Fidelity Series Emerging Markets Debt Fund	685	10	--	10	--	78	773
Fidelity Series Emerging Markets Fund	522	265	30	--	(6)	139	890
Fidelity Series Emerging Markets Opportunities Fund	5,153	2,029	465	--	(36)	1,354	8,035
Fidelity Series Floating Rate High Income Fund	148	2	--	2	--	11	161
Fidelity Series Government Bond Index Fund	12,258	197	952	47	53	(70)	11,486
Fidelity Series Government Money Market Fund 0.25%	4,900	1,195	2,285	3	--	--	3,810
Fidelity Series High Income Fund	755	12	--	12	--	54	821
Fidelity Series Inflation-Protected Bond Index Fund	12,031	441	83	7	2	443	12,834
Fidelity Series International Credit Fund	57	--	--	--	--	4	61
Fidelity Series International Growth Fund	2,316	43	745	--	35	349	1,998
Fidelity Series International Index Fund	827	71	207	--	(30)	159	820
Fidelity Series International Small Cap Fund	653	1	128	--	(11)	137	652
Fidelity Series International Value Fund	2,200	46	601	--	(148)	501	1,998
Fidelity Series Investment Grade Bond Fund	12,029	334	209	87	4	620	12,778
Fidelity Series Investment Grade Securitized Fund	8,330	621	254	34	3	58	8,758
Fidelity Series Large Cap Growth Index Fund	1,249	311	132	30	5	330	1,763
Fidelity Series Large Cap Stock Fund	1,294	314	43	--	(1)	229	1,793
Fidelity Series Large Cap Value Index Fund	2,438	626	--	--	--	322	3,386
Fidelity Series Long-Term Treasury Bond Index Fund	2,711	204	172	58	33	(103)	2,673
Fidelity Series Overseas Fund	2,115	186	712	--	(25)	427	1,991
Fidelity Series Real Estate Income Fund	417	7	--	7	--	61	485
Fidelity Series Short-Term Credit Fund	4,605	28	--	28	--	159	4,792
Fidelity Series Small Cap Opportunities Fund	624	185	76	--	(15)	149	867
Fidelity Series Treasury Bill Index Fund	16,102	58	--	58	--	(48)	16,112
Fidelity Series Value Discovery Fund	739	347	--	--	--	126	1,212
	$109,227	$9,024	$8,570	$453	$(424)	$7,512	$116,769

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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